Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Option Activity
The following table summarizes the option activity for the years ended December 31, 2014 and 2013:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	2,294,714	$2.14
Options granted	237,315	0.64
Options forfeited or expired	(121,895)	3.27
Outstanding at December 31, 2013	2,410,134	1.28
Options granted	352,519	0.50
Options forfeited or expired	(290,419)	2.45
Outstanding at December 31, 2014	2,472,234	$0.96

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable
The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2014 and 2013:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2013	1,385,199	$1.46
Vested and expected to vest at December 31, 2013	2,350,688	$1.29
Exercisable at December 31, 2014	1,679,392	$1.11
Vested and expected to vest at December 31, 2014	2,426,249	$1.04

Schedule Of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The following assumptions were used for options granted for the six months ended June 30, 2015:

Six Months
Ended
Assumptions for Option Grants	June 30, 2015
Stock Price Volatility	122.9%
Risk-Free Interest Rates	1.53%
Expected Life (in years)	6.15
Expected Dividend Yield	0%

Summary Of Information About Stock Options Outstanding And Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2014	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2014	Weighted Average Exercise Price

$0.33 - $2.60	2,460,284	8.57	$0.91	1,667,441	$0.92
$15.40 - $29.80	10,450	4.51	$21.89	10,450	$21.89
$51.40-$96.00	1,500	1.58	$64.47	1,500	$64.47

Total Outstanding	2,472,234		$0.96	1,679,392	$1.11

Schedule Of Fair Value Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2014	2013
Stock Price Volatility	129.8%	129.8%
Risk-Free Interest Rates	1.86%	1.36%
Expected Life (in years)	5.84	5.91
Expected Dividend Yield	0%	0%

Summary Of Restricted Stock Activity
The following table summarizes restricted stock activity for the year end December 31, 2014 and 2013:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	-	$-
Granted	398,227	0.73
Vested	(264,770)	0.71
Forfeited	(58,007)	0.88
Nonvested at December 31, 2013	75,450	0.66
Granted	132,077	0.86
Vested	(75,450)	0.66
Nonvested at December 31, 2014	132,077	$0.86

Summary Of Terms Of Outstanding Warrants
The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2014 and 2013:

Total Outstanding Warrants

Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable as December 31,
				2014	2013
Liability-classified warrants
2007 Warrants - Lambda	11/14/2007	3/21/2019	$0.30	11,742,100	8,806,575
				11,742,100	8,806,575

Equity-classified warrants
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	-	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	2,228,238	2,264,817
March 2011 Lambda Warrants	3/10/2011	3/21/2019	$0.40	2,782,577	2,782,577
				5,010,815	5,081,023
Total				16,752,915	13,887,598